Leases - Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 9,162
2024	5,942
2025	5,768
2026	5,768
2027	5,768
2028 and thereafter	24,854
Lessee, Operating Lease, Liability, to be Paid, Total	57,262
Less: imputed interest	(8,096)
Present value of lease liabilities	$ 49,166